Material accounting policies - Summary of methods of depreciation (Detail)	12 Months Ended
Nov. 30, 2024
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Declining balance
Depreciation rate, property, plant and equipment	50.00%
Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Declining balance and straight-line
Depreciation rate, property, plant and equipment	20.00%
Useful life measured as period of time, property, plant and equipment	5 years
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Declining balance
Depreciation rate, property, plant and equipment	20.00%
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight-line
Description of useful life, property, plant and equipment	Lower of lease term and economic life